Auditors Fees (Tables)	12 Months Ended
Dec. 31, 2019
Auditor's remuneration [abstract]
Schedule of Fees Paid to Auditors

Amounts in US$‘000	2019	2018	2017
Audit fees	763	797	726
Audit related fees	510	—	137
Tax services fees	165	209	212
Non-audit services fees	5	—	39
Fees paid to auditors	1,443	1,006	1,114